Property and equipment, net	12 Months Ended
Dec. 31, 2015
Property and equipment, net [Abstract]
Property and equipment, net

6. Property and equipment, net

Property and equipment consisted of the following:

	December 31, 2014	December 31, 2015
	US$	US$
Corporate aircraft (Note 13)	43,184,212	40,693,020
Vehicles	4,919,955	4,636,135
Furniture and fixtures	6,914,706	7,044,387

Total	55,018,873	52,373,542

Accumulated depreciation	(8,543,148)	(13,050,220)

Property and equipment, net	46,475,725	39,323,322

Depreciation expense for property and equipment for the year ended December 31, 2015 amounted to US$4,947,575 (2013: US$1,400,639; 2014: US$4,543,419) which includes amortization expense related to the corporate aircraft capital lease (Note 13) amounting to US$2,713,085 (2013: 710,895; 2014: US$2,868,205).

Accumulated depreciation expense for property and equipment as of December 31, 2015 amounted to US$13,050,220 (2013: US$4,427,924; 2014: US$8,543,148) which includes accumulated amortization expense related to the corporate aircraft capital lease (Note 13) amounting to US$6,104,441 (2013:710,895; 2014: US$3,585,257).